Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	GASS
Entity Registrant Name	STEALTHGAS INC.
Entity Central Index Key	0001328919
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	37,858,437
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	331 Kifissias Avenue
Entity Address, Address Line Two	Erithrea 14561
Entity Address, City or Town	Athens
Entity Address, Country	GR
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-36797
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(b) Security	Common Stock
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	true
Entity Address, Postal Zip Code	14561
Entity Incorporation, State or Country Code	1T
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	331 Kifissias Avenue
Entity Address, Address Line Two	Erithrea 14561
Entity Address, City or Town	Athens
Entity Address, Country	GR
Contact Personnel Name	Harry N. Vafias
Country Region	30
City Area Code	210
Local Phone Number	625 0001
Entity Address, Postal Zip Code	14561